Company information (Details) - Janssen Pharmaceutica NV € in Millions, $ in Millions	Mar. 17, 2025 EUR (€)	Jul. 07, 2023 EUR (€)	Jul. 07, 2023 USD ($)
Disclosure Of Information Related To The Company [Line Items]
Deal value		€ 2,700
Nanobiotix Corp. | Top of range
Disclosure Of Information Related To The Company [Line Items]
Collaboration agreement, compensation per indication | $			$ 220
Major ordinary share transactions
Disclosure Of Information Related To The Company [Line Items]
Deal value	€ 2,600
Collaboration agreement, potential development and commercial milestones payments	€ 105